Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings,Pension (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (271,456)	$ (212,828)
Prior service (costs)	(469)	(703)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(271,925)	(213,531)
Pension Benefits, Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(43,272)	(39,307)
Prior service (costs)	9	(357)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (43,263)	$ (39,664)